Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 126,311	$ 130,394
Short-term investments	1,336	1,457
Accounts receivable (Note 11)	2,198	11,999
Prepaid expenses and deposits	494	593
Total Current Assets	130,339	144,443
Loan receivable (Note 4)	1,268	1,075
Furniture and equipment, net (Note 5)	1,894	2,159
Patents, net (Note 6)	146,485	150,025
Deferred tax asset (Note 3)	20,585	26,876
Goodwill	12,623	12,623
Total Assets	313,194	337,201
Current liabilities
Accounts payable and accrued liabilities (Note 9)	18,915	25,012
Current portion of patent finance obligations (Note 8)	17,418	19,480
Total Current Liabilities	36,333	44,492
Patent finance obligations (Note 8)	27,465	32,552
Success fee obligation (Note 9)	3,639	7,048
Total Liabilities	67,437	84,092
Commitments and contingencies (Note 12)
Shareholders' equity
Capital stock (Note 10 (c))	426,037	425,238
Additional paid-in capital (Note 10 (d))	16,375	14,635
Accumulated other comprehensive income	16,225	16,225
Deficit	(212,880)	(202,989)
Total Stockholders' Equity	245,757	253,109
Total Liabilities and Stockholders' Equity	$ 313,194	$ 337,201